Notes to the cash flow statements - Operating activities (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Reconciliation of net cash provided by/(used in) operating activities to net profit for the period
Net profit	$ 3,284	$ 2,018	$ 3,445
Net profit, percentage movement from prior period	63.00%
Net profit, percentage movement from same period of prior year	(5.00%)
Adjustments:
Depreciation, amortisation and impairment	$ 805	1,900	1,154
Depreciation, amortisation and impairment, percentage movement from prior period	(58.00%)
Depreciation, amortisation and impairment, percentage movement from same period in prior year	(30.00%)
Impairment charges/(benefits)	$ 241	(108)	(240)
Net decrease/(increase) in current and deferred tax	$ 101	264	86
Net decrease/(increase) in current and deferred tax, percentage movement from prior period	(62.00%)
Net decrease/(increase) in current and deferred tax, percentage movement from same period in prior year	17.00%
(Increase)/decrease in accrued interest receivable	$ (59)	102	81
(Decrease)/increase in accrued interest payable	25	(84)	(339)
(Decrease)/increase in provisions	$ (536)	(249)	(1,467)
(Decrease)/increase in provisions, percentage movement from prior period	115.00%
(Decrease)/increase in provisions, percentage movement from same period in prior year	(63.00%)
Other non-cash items	$ (169)	135	(388)
Other non-cash items, percentage movement from same period in prior year	(56.00%)
Cash flows from operating activities before changes in operating assets and liabilities	$ 3,692	3,978	2,332
Cash flows from operating activities before changes in operating assets and liabilities, percentage movement from prior period	(7.00%)
Cash flows from operating activities before changes in operating assets and liabilities, percentage movement from same period in prior year	58.00%
Net (increase)/decrease in:
Collateral paid	$ (3,293)	(166)	471
Trading securities and other financial assets measured at FVIS	(2,106)	(574)	19,890
Derivative financial instruments	$ 3,004	4,610	(7,030)
Derivative financial instruments, percentage movement from prior period	(35.00%)
Loans	$ (12,636)	(17,066)	1,968
Loans, percentage movement from prior period	(26.00%)
Other financial assets	$ 726	(702)	428
Other financial assets, percentage movement from same period in prior year	70.00%
Life insurance assets and liabilities	$ 133	(216)	(377)
Other assets	$ (17)	72	(66)
Other assets, percentage movement from same period in prior year	(74.00%)
Net increase/(decrease) in:
Collateral received	$ (184)	(251)	344
Collateral received, percentage movement from prior period	(27.00%)
Deposits and other borrowings	$ 21,758	35,347	(1,610)
Deposits and other borrowings, percentage movement from prior period	(38.00%)
Other financial liabilities	$ 1,382	5,268	3,768
Other financial liabilities, percentage movement from prior period	(74.00%)
Other financial liabilities, percentage movement from same period in prior year	(63.00%)
Other liabilities	$ 3	(35)	27
Other liabilities, percentage movement from same period in prior year	(89.00%)
Net cash provided by/(used in) operating activities	$ 12,462	$ 30,265	$ 20,145
Net cash provided by/(used in) operating activities, percentage movement from prior period	(59.00%)
Net cash provided by/(used in) operating activities, percentage movement from same period in prior year	(38.00%)